Mineral Properties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Mineral Properties Abstract
Schedule of mineral properties
	Arizona $	Colorado $	New Mexico $	South Dakota $	Texas $	Utah $	Wyoming $	Canada $	Total $
Balance, December 31, 2020	771,388	-	5,477,162	-	-	300,460	59,050	-	6,608,060
Acquisition costs:
Asset acquisition (Note 10)	-	619,902	-	85,667,919	-	1,676,674	41,164,807		129,129,302
Exploration costs:
Maintenance and lease fees	86,364	-	529,604	-	1,455,206	22,663	11,870	78,456	2,184,163
Resource review	42,967	-	130,120	-	-	-	-		173,087
Impairment charged	-	-	-	-	-	-	-	(78,456)	(78,456)
Divestment:
Divest - Mineral interest	-	-	-	-	-	(195,514)	-		(195,514)
Assets held for sale	-	-	(1,741,064)	-	-	-	-		(1,741,064)
Balance, December 31, 2021	900,719	619,902	4,395,822	85,667,919	1,455,206	1,804,283	41,235,727	-	136,079,578
Exploration costs:
Drilling	-	-	-	-	197,422	-	-		197,422
Maintenance and lease fees	111,004	-	472,401	-	2,523,123	39,566	397,324		3,543,418
Permitting & Licensing	-	(30,280)	-	251,863	339,225	5,698	273,726		840,232
Personnel	4,500	8,621	-	301,066	280,341	19,620	207,518		821,666
Recoveries	-	(20,000)	-	-	-	(2,000)	-		(22,000)
Resource review	118,500	-	37,125	-	47,104	1,680	10,080		214,489
Divestment:
Divestment of Mineral Interest	-	-	-	-	-	(28,485)	-		(28,485)
Assets held for sale	(358,969)	-	-	-	-	-	(369,913)		(728,882)
Project Development costs:
Construction of wellfields	-	-	-	-	1,670,151	-	-		1,670,151
Drilling	-	-	-	-	2,109,835	-	-		2,109,835
Personnel	-	-	-	-	521,662	-	-		521,662
Balance, December 31, 2022	775,754	578,243	4,905,348	86,220,848	9,144,069	1,840,362	41,754,462	-	145,219,086